12 Months Ended
Feb. 27, 2015

BLACKROCK LIQUIDITY FUNDS

FedFund

T-Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the

Premier Shares

Private Client Shares

Prospectuses of the Funds, dated February 27, 2015

The Board of Trustees of BlackRock Liquidity Funds (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectuses are amended as follows:

The section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About FedFund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About T-Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The first paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About FedFund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About FedFund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”

The first paragraph of the section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About T-Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Funds’ prospectuses entitled “Fund Overview — Key Facts About T-Fund — Principal Risks of Investing in the Fund” is amended by deleting the last sentence of the bullet point captioned “Regulatory Risk.”